Redeemable Convertible Preferred Stock - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Aug. 11, 2021
Temporary equity shares outstanding	0
Conversion basis	one-for-one basis
Convertible preferred stock shares issued upon conversion	16,737,520
Redeemable Convertible Preferred Stock [Member]
Temporary equity shares outstanding		95,289,932